UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2006 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 18.1%
Brady Corporation	347,700	$12,809,268
CDW Corporation	348,100	19,023,665
Charles River Laboratories International, Inc.*	435,000	16,008,000
CLARCOR, Inc.	300,000	8,937,000
Copart, Inc.*	180,000	4,420,800
Invitrogen Corporation*	240,000	15,856,800
Landauer, Inc.	4,500	215,550
Manpower Inc.	115,000	7,429,000
ScanSource, Inc.*	590,000	17,298,800
		$101,998,883
PRODUCER DURABLE GOODS — 10.6%
Franklin Electric Co., Inc.	3,800	$196,232
Graco Inc.	225,000	10,345,500
HNI Corporation	325,000	14,738,750
IDEX Corporation	225,000	10,620,000
Oshkosh Truck Corporation	185,000	8,791,200
Zebra Technologies Corporation (Class A)*	446,500	15,252,440
		$59,944,122
TECHNOLOGY — 8.9%
Cognex Corporation	675,000	$17,570,250
Microchip Technology Incorporated	310,000	10,400,500
Plantronics, Inc.	666,200	14,796,302
SanDisk Corporation*	150,000	7,647,000
		$50,414,052
ENERGY — 8.0%
Helix Energy Solutions Group, Inc.*	510,000	$20,583,600
Noble Corporation	240,000	17,860,800
Tidewater Inc.	135,000	6,642,000
		$45,086,400
HEALTH CARE — 7.3%
AmSurg Corporation*	285,000	$6,483,750
Bio-Rad Laboratories, Inc.*	113,500	7,370,690
Health Management Associates, Inc.	460,000	9,066,600
Lincare Holdings, Inc.*	475,000	17,974,000
		$40,895,040
RETAILING — 7.1%
CEC Entertainment, Inc.*	85,000	$2,730,200
CarMax, Inc.*	525,000	18,616,500
O'Reilly Automotive, Inc.*	595,000	18,558,050
		$39,904,750
FINANCIAL — 5.0%
Brown & Brown, Inc.	370,000	$10,811,400
First American Corporation	200,000	8,454,000
Arthur J. Gallagher & Co.	225,000	5,701,500
North Fork Bancorporation, Inc.	105,000	3,167,850
		$28,134,750
TRANSPORATION — 3.9%
Heartland Express, Inc.	710,000	$12,701,900
Knight Transporation, Inc.	460,000	9,292,000
		$21,993,900
CONSUMER DURABLE GOODS — 3.1%
Briggs & Stratton Corporation	225,000	$6,999,750
Polaris Industries Inc.	245,000	10,608,500
		$17,608,250

ENTERTAINMENT — 2.3%
Carnival Corporation	315,000	$13,148,100
TOTAL COMMON STOCKS — 74.3% (Cost$352,194,366)		$419,128,247
SHORT-TERM INVESTMENTS — 25.6% (Cost $144,646,616)
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 5.24% 7/3/06	$12,080,000	$12,076,484
Toyota Motor Credit Corporation — 5.01% 7/5/06	21,702,000	21,689,919
Bank of Montreal — 5.02% 7/12/06	21,962,000	21,928,313
General Electric Capital Corporation — 5.10% 7/17/06	26,215,000	26,155,579
Barclays U.S. Funding, Inc. — 5.09% 7/18/06	24,000,000	23,942,313
General Electric Capital Services, Inc. — 5.24% 7/26/06	25,000,000	24,909,028
AIG Funding, Inc. — 5.24% 7/28/06	14,000,000	13,944,980
TOTAL SHORT-TERM INVESTMENTS		$144,646,616
TOTAL INVESTMENTS — 99.9% (Cost $496,840,982)(A)		$563,774,863
Other assets and liabilities, net — 0.1%		652,302
TOTAL NET ASSETS — 100%		$564,427,165

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

	Gross unrealized appreciation:	$79,786,765
	Gross unrealized depreciation:	(12,852,884)
	Net unrealized appreciation:	$66,933,881

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:       August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:       August 25, 2006